UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

3/31

Date of reporting period:  12/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Wayne Hummer Small Cap Core Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)			December 31, 2008

% of Portfolio	Description	Shares	Value
97.53%	COMMON STOCK
6.34%	AEROSPACE/DEFENSE
	Ducommun, Inc.	1,270	$ 21,209
	Kaman Corp.	1,420	25,745
			46,954

3.90%	BANKS
	PacWest Bancorp	335	9,012
	UCBH Holdings, Inc.	2,890	19,883
			28,895

3.35%	CHEMICALS
	Arch Chemicals, Inc.	950	24,767

5.12%	COMMERCIAL SERVICES
	MAXIMUS, Inc.	590	20,715
	Midas, Inc. *	1,640	17,204
			37,919

1.98%	DISTRIBUTION/WHOLESALE
	Scansource, Inc. *	760	14,645

1.29%	DIVERSIFIED FINANCIAL SERVICES
	Marlin Business Services Corp. *	1,480	3,922
	National Financial Partners Corp.	1,840	5,594
			9,516

2.94%	ELECTRIC
	Cleco Corp.	955	21,803

3.84%	ELECTRICAL COMPONENTS & EQUIPMENT
	Greatbatch, Inc. *	1,075	28,445

2.88%	ELECTRONICS
	Benchmark Electronics, Inc. *	1,670	21,326

2.98%	ENGINEERING & CONSTRUCTION
	Perini Corp. *	530	12,391
	Sterling Construction Co., Inc. *	520	9,641
			22,032

0.91%	FOOD
	Whole Foods Market, Inc.	710	6,702

9.37%	HEALTHCARE - PRODUCTS
	Angiodynamics, Inc. *	755	10,336
	PSS World Medical, Inc. *	1,670	31,429
	Quidel Corp. *	2,110	27,578
			69,343

4.03%	HEALTHCARE - SERVICES
	US Physical Therapy, Inc. *	2,240	29,859

1.34%	HOUSEHOLD PRODUCTS/ WARES
	Jarden Corp. *	860	9,890

15.43%	INSURANCE
	Amtrust Financial Services, Inc.	2,261	26,227
	IPC Holdings, Ltd.	925	27,658
	Max Capital Group, Ltd.	1,880	33,276
	Navigators Group, Inc. *	360	19,768
	RLI Corp.	120	7,339
			114,268

3.00%	INTERNET
	j2 Global Communications, Inc. *	1,110	22,244

0.98%	IRON/STEEL
	Universal Stainless & Alloy *	500	7,245

2.22%	MACHINERY - DIVERSIFIED
	Gerber Scientific, Inc. *	3,210	16,403

1.52%	METAL FABRICATE/HARDWARE
	Hawk Corp. *	680	11,288

0.94%	OIL & GAS
	Quicksilver Resources, Inc. *	1,250	6,962

4.03%	OIL & GAS SERVICES
	Hornbeck Offshore Services, Inc. *	450	7,353
	Matrix Service Co. *	900	6,903
	Oil States International, Inc. *	370	6,915
	Tetra Technologies, Inc. *	1,780	8,651
			29,822

2.05%	REITs
	Redwood Trust, Inc.	1,020	15,208

5.62%	RETAIL
	AFC Enterprises, Inc. *	3,460	16,227
	Jack in the Box, Inc. *	530	11,708
	Sonic Corp. *	1,125	13,691
			41,626

3.46%	SEMICONDUCTORS
	MKS Instruments, Inc. *	1,200	17,748
	Rudolph Technologies, Inc. *	2,220	7,837
			25,585

4.31%	SOFTWARE
	JDA Software Group, Inc. *	1,460	19,170
	Progress Software Corp. *	660	12,711
			31,881

3.70%	TOYS/GAMES/HOBBIES
	RC2 Corp. *	2,570	27,421

	TOTAL COMMON STOCK
	(Cost $638,627)		722,049

97.53%	TOTAL INVESTMENTS		$ 722,049
	(Cost $638,627) (a)
2.47%	ASSETS IN EXCESS OF OTHER LIABILITIES		18,297
100.00%	TOTAL NET ASSETS		$ 740,346

	* Non-income producing securities.

	(a) Represents cost for financial reporting purposes. Aggregate cost for
	federal tax purposes is substantially the same and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 90,668
		Unrealized depreciation:	(7,246)
		Net unrealized appreciation:	$ 83,422

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference
	to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad level listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	722,049
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0
Total	722,049

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/20/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/20/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/20/09